UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Skystone Advisors LLC
Address:              Two International Place
                      18th Floor
                      Boston, MA 02110

Form 13F File Number: 028-12366

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Kerry Nelson
Title:                Managing Member
Phone:                (617) 603-2081

Signature, Place, and Date of Signing:

/s/ Kerry Nelson                   Boston, MA                February 14, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

Confidential information has been omitted from this public Form 13F and has been filed separately with the SEC, along with a request for confidential treatment.

No.:     13F File Number:         Name:
1        028-12374                Kerry Nelson

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:     217,326
                                            (x$1000)

                                  FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: SKYSTONE ADVISORS LLC
                                        As of 12/31/07

  Column 1                    Column 2    Column 3   Column 4         Column 5       Column 6    Column 7    Column 8

  Name of                     Title of     CUSIP      Value     Shares or  SH/ PUT/  Investment  Other        Voting
  Issuer                       Class       Number    (x$1000)   Principal  PRN CALL  Discretion  Managers    Authority
                                                                Amount

                                                                                                             Sole      Shared  None

ADVANCED MEDICAL OPTICS INC   COM          00763M108    2,168      88,401  SH        DEFINED     1            88,401
AMERICAN DENTAL PARTNERS      COM          025353103   12,557   1,254,443  SH        DEFINED     1         1,254,443
AMERICAN REPROGRAPHICS CO     COM          029263100    6,683     405,499  SH        DEFINED     1           405,499
AMERICAS CAR MART INC         COM          03062T105    9,078     723,898  SH        DEFINED     1           723,898
ARTHROCARE CORP               COM          043136100      971      20,164  SH        DEFINED     1            20,164
BARRETT BUSINESS SERVICES IN  COM          068463108    2,318     128,964  SH        DEFINED     1           128,964
CARTER INC                    COM          146229109   15,941     823,800  SH        DEFINED     1           823,800
CHARLES RIV LABS INTL INC     COM          159864107   17,967     273,050  SH        DEFINED     1           273,050
DAVITA INC                    COM          23918K108   23,306     413,595  SH        DEFINED     1           413,595
FIRST MARBLEHEAD CORP         COM          320771108    1,056      69,000  SH        DEFINED     1            69,000
HARVARD BIOSCIENCE INC        COM          416906105   21,777   4,759,937  SH        DEFINED     1         4,759,937
INTERLINE BRANDS INC          COM          458743101   13,565     619,119  SH        DEFINED     1           619,119
J2 GLOBAL COMMUNICATIONS INC  COM NEW      46626E205    1,189      56,038  SH        DEFINED     1            56,038
JACKSON HEWITT TAX SVCS INC   COM          468202106   10,637     335,012  SH        DEFINED     1           335,012
PATTERSON COMPANIES INC       COM          703395103    7,220     212,937  SH        DEFINED     1           212,937
PEDIATRIX MED GROUP           COM          705324101   20,262     297,310  SH        DEFINED     1           297,310
PENSON WORLDWIDE INC          COM          709600100    7,352     511,946  SH        DEFINED     1           511,946
PERKINELMER INC               COM          714046109      656      25,200  SH        DEFINED     1            25,200
RADIATION THERAPY SVCS INC    COM          750323206   17,525     567,340  SH        DEFINED     1           567,340
SCHEIN HENRY INC              COM          806407102    6,645     108,163  SH        DEFINED     1           108,163
SPORT SUPPLY GROUP INC DEL    COM          84916A104   12,210   1,535,800  SH        DEFINED     1         1,535,800
VALASSIS COMMUNICATIONS INC   COM          918866104    4,621     395,300  SH        DEFINED     1           395,300
WORLD FUEL SVCS CORP          COM          981475106    1,626      56,000  SH        DEFINED     1            56,000